Taxes	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Taxes

Note 11 — Taxes

British Virgin Islands

Global Engine Group Holding Limited and several of its wholly-own subsidiaries are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiaries in Hong Kong. Under the current laws of the British Virgin Islands, these entities are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

GEL and Ace Vision are incorporated in Hong Kong and are subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment) (No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

For the tax years of 2023/24, 2024/25 and 2025/26, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD3,000 and HKD1,500 and HKD3,000, respectively, per case.

The income tax expenses (credit) consisted of the following components:

	For the years ended June 30,
	2024	2025	2026
	HKD	HKD	HKD	US$
Hong Kong
Current	$297,067	$(56,010)	$12,782	$1,630
Deferred	-	(728,286)	728,286	92,870
Total tax expense (credit)	$297,067	$(784,296)	$741,068	$94,500

Tax Reconciliation

The reconciliation for the year ended June 30, 2026 after the adoption of ASU 2023-09 is as follows:

	For the years ended June 30, 2026,
	HKD	USD	Percent
Loss before income tax	$(15,254,845)	$(1,945,274)
Hong Kong statutory tax rate	(2,517,050)	(320,970)	16.5%
Foreign tax effects
BVI	489,932	62,475	(4.0)%
Other jurisdictions	1,770	226	(0.0)%
Tax credits	(3,000)	(383)	0.0%
Changes in valuation allowance	1,666,694	212,534	13.6%
Non-deductible expenses and non-taxable income
Share of results of equity investees	499,211	63,659	(3.3)%
Share-based compensation	585,059	74,606	(4.8)%
Others	31,412	4,006	(0.3)%
Effect of preferential tax benefit on assessable profits	(12,960)	(1,653)	0.1%
Income tax expense	$741,068	$94,500	(4.9)%

The reconciliation prior to the adoption of ASU 2023-09 is as follows:

	For the years ended June 30,
	2024	2025
	HKD	HKD
Income (loss) before income tax	2,892,571	$(6,622,551)
Hong Kong income tax rate	16.5%	16.5%
Income tax expense computed at statutory rate	477,274	(1,092,721)
Preferential rate	(165,000)	(36,561)
Reconciling items:
Non-taxable items in Hong Kong	(30,394)	(74,828)
Expenses not deductible for tax	18,187	82,675
Tax losses not recognized	-	338,639
Tax credit	(3,000)	(1,500)
Total income tax expense (credit)	297,067	$(784,296)
Effective tax rate	10.3%	11.8%

Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Deferred Tax Assets
Net operating losses carry forwards	$2,974,221	$3,557,176	$453,606
Total deferred tax assets	$2,974,221	$3,557,176	$453,606
Less: valuation allowance	-	(1,666,694)	(212,534)
Deferred tax assets, net of valuation allowance	$2,974,221	$1,890,482	$241,072

Deferred Tax Liabilities
Depreciation of property and equipment	$(218,250)	$(171,018)	$(21,808)
Amortization of intangible assets	(2,027,685)	(1,719,464)	(219,264)
Total deferred tax liabilities	$(2,245,935)	$(1,890,482)	$(241,072)

Deferred tax assets, net	$728,286	$-	$-

As of June 30, 2025, management concluded that it was more likely than not that the net deferred tax assets of HKD728,286 would be realized. As of June 30, 2026, having considered all available positive and negative evidence, including the cumulative losses incurred in recent years, which constitute significant negative evidence that is difficult to overcome, management concluded that it is more likely than not that the net deferred tax assets will not be realized. Accordingly, a full valuation allowance of HKD1,666,694 (US$212,534) was provided against the net deferred tax assets as of June 30, 2026, of which HKD728,286 (US$92,870) related to the net deferred tax assets recognized as of June 30, 2025.

Income taxes paid, net of refunds, amounted to HKD31,165 (US$3,974) for the year ended June 30, 2026, all in Hong Kong.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

The Company had no unrecognized tax benefits as of June 30, 2026, 2025 and 2024. Hong Kong tax returns generally remain open to examination for six years of assessment, extended to ten years in cases of fraud or willful evasion.